Income Tax Note - Schedule of Components of Deferred Tax (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred tax asset
Non-capital losses carried forward-Canada	$ 107,253
Deferred tax liability
Investment in Associate	(107,253)
Deferred tax asset and liability